Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Year ended December 31:
2015		$ 1,111
2016		2,222
2017		1,667
[us-gaap:LongTermDebt]	$ 4,723	$ 5,000